Income Taxes - Schedule of Current and Deferred Portions of Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current provision:
Federal	$ 0	$ 0
State	23	22
Foreign	461	75
Total current provision	484	97
Deferred provision:
Federal	0	0
State	0	0
Foreign	(566)	0
Total deferred provision/(benefit)	(566)	0
Provision/(benefit) for income taxes	$ (82)	$ 97